SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2023
Schedule of condensed consolidated interim statements of operations
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Silver	$4,280	$3,454	$11,610	$10,722
Copper	5,907	5,625	14,658	17,884
Gold	3,669	2,310	9,516	7,141
Penalties, treatment costs and refining charges	(1,540)	(2,271)	(4,425)	(6,209)
Total revenue from mining operations	$12,316	$9,118	$31,359	$29,538

Schedule of revenues from customers
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Customer #1	$9,101	$7,710	$26,209	$25,569
Customer #2	3,220	1,415	5,246	3,161
Other customers	(5)	(7)	(96)	808
Total revenue from mining operations	$12,316	$9,118	$31,359	$29,538

Schedule of geographical information of company's non current assets
	September 30, 2023	December 31, 2022
Exploration and evaluation assets - Mexico	$50,450	$49,803
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$50,451	$49,804

	September 30, 2023	December 31, 2022
Plant, equipment, and mining properties - Mexico	$50,843	$43,812
Plant, equipment, and mining properties - Canada	196	244
Total plant, equipment, and mining properties	$51,039	$44,056